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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07379

                          Pioneer Real Estate Shares
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2006 through December 31, 2006


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.

--------------------------------------------------------------------------------






--------------------------------------------------------------------------------
                                     PIONEER
                                  ------------
                                      REAL
                                     ESTATE
                                     SHARES

                                     Annual
                                     Report

                                    12/31/06


                            [LOGO] PIONEER
                                   Investments(R)

 Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                           2

Portfolio Management Discussion                                 4

Portfolio Summary                                               8

Prices and Distributions                                        9

Performance Update                                             10

Comparing Ongoing Fund Expenses                                14

Schedule of Investments                                        16

Financial Statements                                           20

Notes to Financial Statements                                  28

Report of Independent Registered Public Accounting Firm        36

Factors Considered by the Independent Trustees in Approving
the Management Contract                                        37

Trustees, Officers and Service Providers                       43

                                                                      Chairman's

Dear Shareowner,
--------------------------------------------------------------------------------
As the global economy reacted to good and bad news of 2006, overall it managed to keep chugging along with fairly stable growth. Looking back, the economic stories included slowing economic growth bringing monetary tightening to an end in the United States, price action in oil and other commodity markets threatening to unsettle global growth and inflation, geopolitical uncertainties and corporate earnings growth surpassing market expectations.

Global growth surpassed most analyst expectations in 2006. The International Monetary Fund estimates world output increased by 5.1% in 2006, up from 4.9% in 2005 and above the 3.7% average annual pace of growth of the previous 20 years. Growth is estimated to slow modestly in 2007 but to remain well above the long-term average.

U.S. economic growth slowed gradually over 2006, with estimated full-year growth of GDP of 3.3%, modestly below 2005 growth but still strong enough to lower the unemployment rate to 4.5%. While many observers were concerned that a weakening housing sector could be a drag on consumer spending, the consumer has shown resilience supported by a strong labor market and associated income growth and by oil and gasoline prices falling from record highs in the second half of the year. Corporate America has also proved resilient in the face of the slowing housing sector, with business investment growing at its fastest rate since 2000.

The Federal Reserve stopped increasing interest rates in mid-2006, but has retained its bias to raise rates, reflecting upside risks to inflation, particularly from the tight labor market, and confidence that the economy remained on solid ground. Consumers welcomed the relief from oil prices that peaked at mid-year, and fell sharply towards year end. Likewise, they benefited from core inflation (which excludes energy and food items) that has eased modestly in the second half of the year, but remains above what is generally considered the central bank's "comfort zone."

The European economy surpassed many economists' expectations in 2006. Eurozone GDP grew at a 3% pace, much stronger than its 1.8% average annual growth pace since 2000. Underlying this strength has been buoyant and broad-based strength in business sentiment and investment and in exports. While household consumption showed mixed results, the unemployment rate fell to 7.7% by the end of 2006. The European Central Bank raised interest rates gradually to 3.50% over the course of 2006, reflecting firm economic growth, steadily tightening labor market conditions, and fast growing money supply. Core inflation in the Eurozone remains reasonably benign, at roughly 1.5% per annum. European stock markets posted strong returns; appreciation of the Euro relative to both the dollar and Yen made the Eurozone stock market the top performer of 2006.

The Japanese economy continued to grow firmly in 2006, although the pace of expansion slowed in the second half of the year. Business investment was the major driver of expansion as increasing capacity utilization and better sentiment encouraged a new wave of investment. As deflation ended, the Bank of Japan ended its zero interest rate policy, although it has raised rates to only 0.25% thus

Letter

far. After a strong showing in 2005, the Japanese stock market posted only muted gains in 2006.

Emerging economies enjoyed strong, relatively uninterrupted economic growth in 2006. Good financing conditions, buoyant commodity prices, which boosted income and investment in commodity exporting countries, and strong export demand from developed economies drove this growth. The emerging market stock index was very strong in early 2006, declined to near start-of-year levels, then rallied to finish the year only marginally behind the Eurozone. We believe similar growth can be expected in the emerging markets if current domestic economic and political conditions prevail.

While global economic momentum has started to slow, we expect the global economy to continue growing firmly in 2007, supported by business investment, rising employment, and lower energy prices. A slowdown in the U.S. growth rate would be welcome, since rapid growth could increase the risk of inflationary pressures, which would force the Federal Reserve to raise interest rates. We expect Europe and Japan to grow similarly, while emerging market economies are expected to continue their strong growth. In this scenario, fixed-income assets are expected to produce total returns generally in line with their current yields, while equities are expected to produce returns generally in line with earnings growth, which we forecast to be moderately above bond yields.

Our cautiously optimistic outlook on most regions of the world and asset classes reinforces the importance of Pioneer Investments' message that investors should remain diversified; take a long-term view rather than over-reacting to breaking news, and base investment decisions on economic and market fundamentals rather than on emotion. Our investment philosophy and approach continue to be based on the use of fundamental research to identify a range of opportunities that offer an attractive balance of risk and reward to help Fund shareowners work toward their long-term goals.

Respectfully,


/s/ John F. Cogan Jr.,



John F. Cogan Jr., Chairman
--------------------------------------------------------------------------------
Pioneer Investment Management, Inc.
--------------------------------------------------------------------------------

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/06
--------------------------------------------------------------------------------

A combination of strong underlying property fundamentals, steady economic growth and a continued strong investor appetite for real estate propelled the public real estate securities market to another year of stellar performance in 2006. In fact, real estate ranked as the top-performing sector among all equity and fixed income markets for the year. The sector's outperformance was supported by strong gains across the different property types that comprise this asset class. In the following interview, Matthew Troxell of AEW Capital Management, L.P. the Fund's subadviser, discusses the factors that contributed to this strong performance as well as his outlook for the sector in the coming months.

Q: Real estate stocks have enjoyed a multi-year rally since 1999. What is contributing to the strength of this market?

A: On the heels of such strong absolute and relative multi-year performance, it's instructive to look at the factors underlying the performance of the real estate sector to understand where it is going as much as where it has been. There are clearly several positive trends underpinning the performance and valuation of real estate securities today and going forward.

     Seven years ago, at the start of the sector's multi-year rally, real estate stocks were mispriced and undervalued having come off a couple of years of sluggish performance. As the euphoria over technology and telecommunications stocks waned, a tangible shift in investor psychology took place. Amidst the correction and humbled performance expectations, many value-conscious, risk-averse investors sought shelter in bricks and mortar. Real estate stocks as an asset class benefited from the increased demand.

     In the following years, when interest rates fell sharply, income-seeking investors turned to the real estate market in increasing numbers as its ability to generate income and modest growth over time became more widely understood. Furthermore, improved transparency and corporate reporting helped a growing legion of investors follow this market with greater ease. As the real estate market has grown in size, it has become more liquid - making it easier for investors to buy and sell these securities.

     In recent years, the sector has gained more visibility, with a number of real estate companies being added to the widely followed Standard & Poor's 500 Index. Their integration into this major

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     market indicator is a significant event and, we think, has signaled the market's acceptance of real estate investment trusts (REITS) as actively managed, dynamic investment entities.

Q:   How did the Fund perform for the fiscal year ended December 31, 2006?

A: Effective stock picking, particularly in the regional mall, hotel and apartment sectors of the real estate market, enabled the Fund to keep pace with its benchmark and outperform its peer group average. For the year ended December 31, 2006, the Fund's Class A shares posted a total return of 35.79% at net asset value. The Wilshire Real Estate Securities Index rose 35.88% for the same 12-month period. The average return for the 252 real estate funds tracked by Lipper, Inc. was 34.08%.

     Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q:   Which investments contributed to the Fund's strong performance?

A: On an absolute basis, the Fund's top individual contributors to performance for the year included office REIT Boston Properties, Inc., mall REIT Simon Property Group Inc. and apartment company AvalonBay Communities Inc. These companies, which the Fund held as overweight positions relative to its benchmark, posted lofty returns of 63.5%, 37.0% and 49.7%, respectively, for the year. Boston Properties Inc., the Fund's top overall contributor to performance, posted solid operating results during the period as strong demand for the company's high-quality office properties in core markets has continued to stimulate investor demand for the stock. Simon Property Group, the largest REIT in North America, also continued its strong performance run during the past year, primarily due to increased sales and strong leasing initiatives across its regional mall portfolio. AvalonBay Communities, Inc. benefited from one of the industry's largest development pipelines and its focus on owning properties in high barrier-to-entry markets.

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/06                           (continued)
--------------------------------------------------------------------------------

     The top-performing property sectors during 2006 as measured by the Fund's benchmark (the Dow Jones Wilshire Real Estate Securities Index) were office (+46%), storage (+42%), diversified (+41%) and apartments (+40%).

Q: Are you concerned that REITs and other real estate investments have become overvalued?

A: Given the positive transformation that has taken place in the real estate industry over the past several years, we don't think that you can draw a straight line and compare the prices of real estate stocks today with those five or ten years ago. On that basis alone, stocks will look expensive, but this doesn't tell the whole story.

     We see several encouraging factors that appears to be exerting a stabilizing influence on REIT pricing. First, the sector's strong performance has much to do with its overall health, which helped weather the nation's most recent economic downturn more efficiently than it did in the past. Secondly, supply/demand dynamics across the various property types are in general the healthiest that we've seen in some time. The equilibrium is the result of more efficient capital markets, which, with the timely release of corporate reporting, are better able to assess market conditions and react accordingly. In addition, with today's high cost of building materials - from labor to energy to raw materials - developers have more of an incentive to work with existing inventory, effectively slowing the pace of new construction. With supply moderating, the various property sectors are experiencing strong rent growth and higher occupancy levels.

     On the demand side, both individual and institutional investors have been diversifying into real estate investments in increasing numbers. Strong demand from private equity investors in particular, including U.S. tax-exempt institutions, high net worth individuals and foreign investors, has helped to support prices on the upside.

     Real estate is a capital intensive business, and the strong cash inflows from investors are providing monies to reduce debt and improve balance sheets as well as spark a wave of consolidation throughout the industry. During the fiscal year, several high-profile mergers and acquisitions were announced in the office sector - including CarrAmerica Realty Corp., Arden Realty, Trizec Properties, Reckson Associates and Equity Office Properties Trust. The fact that

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     these companies were acquired in all-cash transactions is extraordinary and speaks to the strength of the private market demand.

Q:   What is your outlook for the coming year?

A: We think that the positive factors underlying the strength of the real estate market in 2006 will continue into fiscal 2007. The Federal Reserve Board has been effective in helping the U.S. economy achieve a soft landing with moderate inflation, and this bodes well for the real estate sector's near term outlook. However, since real estate stocks are not a homogenous group, a more uneven pattern of performance may eventually emerge across the various sub sectors as the pace of economic growth changes course. We believe that in all likelihood, performance returns will eventually approach more sustainable levels - returns that are more in line with historical averages, probably averaging in the five to ten percent range annually over the next five years.

     Our investment process will continue to focus on securities selection within each property sector, with the goal of identifying real estate equity securities that we believe are mispriced relative to their peers and, thus, represent the greatest relative value and strongest price appreciation potential, as well as lower downside risk. We believe our disciplined approach to stock selection will serve to foster consistency of income and growth over time.


The Fund invests in REIT and REOC securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries or sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 12/31/06
--------------------------------------------------------------------------------

 Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                              87.8%
Temporary Cash Investment                       12.2%

Sector Diversification
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL]

Office                                          19.5%
Apartment                                       18.3%
Regional Mall                                   14.7%
Industrial                                      12.4%
Shopping Center                                 11.8%
Hotel                                            8.4%
Storage                                          5.9%
Diversified                                      4.8%
Health Care                                      2.7%
Triple Net Lease                                 1.5%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

    1.   Simon DeBartolo Group, Inc.             8.20%
    2.   Boston Properties, Inc.                 5.49
    3.   Equity Residential Property Trust       4.86
    4.   Public Storage, Inc.                    4.71
    5.   ProLogis Trust                          4.65
    6.   AvalonBay Communities, Inc.             4.33
    7.   Vornado Realty Trust                    4.06
    8.   Developers Diversifies Realty Corp.     4.03
    9.   Host Hotels & Resorts, Inc.             3.87
   10.   Brookfield Properties Corp.             3.77

* This list excludes temporary cash investments and derivative instruments. Portfolio holdings will vary for other periods. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

 Class   12/31/06   12/31/05
------- ---------- ---------
    A     $33.07    $25.87
    B     $32.74    $25.64
    C     $32.80    $25.68
    Y     $33.03    $25.84

Distributions Per Share
--------------------------------------------------------------------------------

                     1/1/06 - 12/31/06
         ------------------------------------------
                       Short-Term      Long-Term
  Class   Dividends   Capital Gains   Capital Gains
 ------- ----------- --------------- --------------
    A     $0.2762         $  -          1.6841
    B     $0.0051         $  -          1.6841
    C     $0.0200         $  -          1.6841
    Y     $0.4214         $  -          1.6841

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/06                              CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Real Estate Shares at public offering price, compared to that of the Dow Jones Wilshire Real Estate Securities Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of December 31, 2006)
                                                Public
                           Net Asset           Offering
Period                    Value (NAV)          Price (POP)
 10 Years                    13.99%             13.31%
 5 Years                     23.83              22.37
 1 Year                      35.79              27.97
--------------------------------------------------------------------------------
 Expense Ratio
 (As of May 1, 2006)
                              Gross              Net
                              1.50%             1.50%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED BY A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                    Pioneer Real           Dow Jones Wilshire
                    Estate Shares      Real Estate Securities Index
12/96                    9425                   10000
                        11283                   11976
12/98                    9052                    9889
                         8626                    9575
12/00                   11154                   12516
                        11987                   13823
12/02                   12419                   14191
                        16552                   19452
12/04                   22388                   26224
                        25699                   29912
12/06                   34895                   40645

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Dow Jones Wilshire Real Estate Securities Index measures the performance of publicly traded real estate securities, such as real estate investment trusts and real estate operating companies. You cannot invest directly in an index. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/06                             CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Real Estate Shares, compared to that of the Dow Jones Wilshire Real Estate Securities Index.

--------------------------------------------------------------------------------
 Average Annual Total Returns
(As of December 31, 2006)
                                If            If
Period                         Held         Redeemed
 10 Years                      13.08%        13.08%
 5 Years                       22.80         22.80
 1 Year                        34.51         30.51
--------------------------------------------------------------------------------
 Expense Ratio
 (As of May 1, 2006)
                               Gross          Net
                                2.42%         2.42%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL]

                Pioneer Real           Dow Jones Wilshire
               Estate Shares      Real Estate Securities Index
12/96             10000                   10000
                  11885                   11976
12/98              9465                    9889
                   8950                    9575
12/00             11500                   12516
                  12238                   13823
12/02             12586                   14191
                  16651                   19452
12/04             22345                   26224
                  25410                   29912
12/06             34179                   40645

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Dow Jones Wilshire Real Estate Securities Index measures the performance of publicly traded real estate securities, such as real estate investment trusts and real estate operating companies. You cannot invest directly in an index. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/06                             CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Real Estate Shares, compared to that of the Dow
Jones Wilshire Real Estate Securities Index.

--------------------------------------------------------------------------------
 Average Annual Total Returns
(As of December 31, 2006)
                                 If           If
 Period                         Held        Redeemed
 10 Years                      13.12%        13.12%
 5 Years                       22.86         22.86
 1 Year                        34.60         34.60
--------------------------------------------------------------------------------
 Expense Ratio
 (As of May 1, 2006)
                                Gross          Net
                                2.32%         2.32%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED BY A MOUNTAIN CHART IN THE PRINTED MATERIAL]

             Pioneer Real          Dow Jones Wilshire
            Estate Shares      Real Estate Securities Index
12/96           10000                   10000
                11886                   11976
12/98            9464                    9889
                 8952                    9575
12/00           11496                   12516
                12258                   13823
12/02           12600                   14191
                16677                   19452
12/04           22393                   26224
                25495                   29912
12/06           34317                   40645

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Dow Jones Wilshire Real Estate Securities Index measures the performance of publicly traded real estate securities, such as real estate investment trusts and real estate operating companies. You cannot invest directly in an index. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/06                              CLASS Y SHARES
--------------------------------------------------------------------------------

 Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Real Estate Shares, compared to that of the Dow
Jones Wilshire Real Estate Securities Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of December 31, 2006)
                                 If           If
Period                          Held       Redeemed
 10 Years                      14.58%        14.58%
 5 Years                       24.50         24.50
 1 Year                        36.43         36.43
--------------------------------------------------------------------------------
Expense Ratio
(As of May 1, 2006)
                                Gross         Net
                                1.00%        1.00%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED BY A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                        Pioneer Real          Dow Jones Wilshire
                       Estate Shares     Real Estate Securities Index
12/96                   10000                    10000
                        11974                    11976
12/98                    9680                     9889
                         9284                     9575
12/00                   12068                    12516
                        13034                    13823
12/02                   13582                    14191
                        18222                    19452
12/04                   24776                    26224
                        28583                    29912
12/06                   38995                    40645

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of Class Y shares reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance shown for Class Y shares prior to its inception would have been higher. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends, and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Dow Jones Wilshire Real Estate Securities Index measures the performance of publicly traded real estate securities, such as real estate investment trusts and real estate operating companies. You cannot invest directly in an index. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [DIVIDED BY] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Real Estate Shares

Based on actual returns from July 1, 2006 through December 31, 2006


Share Class                          A              B              C              Y
-----------------------------------------------------------------------------------------
 Beginning Account Value          $1,000.00      $1,000.00      $1,000.00      $1,000.00
 On 7/1/06
 Ending Account Value             $1,186.46      $1,180.75      $1,181.12      $1,189.45
 On 12/31/06
 Expenses Paid During Period*     $    7.50      $   12.64      $   12.26      $    4.80

* Expenses are equal to the Fund's annualized expense ratio of 1.36%, 2.30%, 2.23% and 0.87% for Class A, Class B, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Real Estate Shares

Based on a hypothetical 5% return per year before expenses, reflecting the period from July 1, 2006 through December 31, 2006

Share Class                          A              B              C              R
-----------------------------------------------------------------------------------------
 Beginning Account Value          $1,000.00      $1,000.00      $1,000.00      $1,000.00
 On 7/1/06
 Ending Account Value             $1,018.35      $1,013.61      $1,013.96      $1,020.82
 On 12/31/06
 Expenses Paid During Period*     $    6.92      $   11.67      $   11.32      $    4.43

* Expenses are equal to the Fund's annualized expense ratio of 1.36%, 2.30%, 2.23% and 0.87% for Class A, Class B, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/06
--------------------------------------------------------------------------------


   Shares                                                             Value
              COMMON STOCKS - 96.6%
              Consumer Services - 3.6%
              Hotels, Resorts & Cruise Lines - 3.6%
  160,000     Hilton Hotels Corp. (b)                            $  5,584,000
   66,500     Starwood Hotels & Resorts                             4,156,250
                                                                 ------------
                                                                 $  9,740,250
                                                                 ------------
              Total Consumer Services                            $  9,740,250
                                                                 ------------
              Real Estate - 92.5%
              Diversified Real Estate Investment Trusts - 8.6%
  169,000     Liberty Property Trust (b)                         $  8,304,660
   42,000     PS Business Parks, Inc.                               2,969,820
  125,000     Spirit Finance Corp.                                  1,558,750
   88,000     Vornado Realty Trust                                 10,692,000
                                                                 ------------
                                                                 $ 23,525,230
                                                                 ------------
              Industrial Real Estate Investment Trusts - 7.4%
   75,000     AMB Property Corp.                                 $  4,395,750
  162,300     DCT Industrial Trust, Inc.                            1,915,140
   60,000     First Potomac Realty Trust                            1,746,600
  201,100     ProLogis Trust                                       12,220,847
                                                                 ------------
                                                                 $ 20,278,337
                                                                 ------------
              Mortgage Real Estate Investment Trusts - 1.0%
   55,000     iStar Financial, Inc.                              $  2,630,100
                                                                 ------------
              Office Real Estate Investment Trusts - 16.3%
   65,000     BioMed Property Trust, Inc.                        $  1,859,000
  129,000     Boston Properties, Inc.                              14,432,520
  158,000     Brandywine Realty Trust                               5,253,500
   65,000     Corporate Office Properties (b)                       3,280,550
   34,500     Digital Realty Trust, Inc.                            1,180,935
   27,000     Duke Realty Investments, Inc.                         1,104,300
  105,000     Equity Office Properties Trust (b)                    5,057,850
  116,000     Highwoods Properties, Inc.                            4,728,160
  233,200     HRPT Properties Trust                                 2,880,020
   58,000     Kilroy Realty Corp.                                   4,524,000
                                                                 ------------
                                                                 $ 44,300,835
                                                                 ------------

16   The accompanying notes are an integral part of these financial statements.

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


   Shares                                                          Value
              Real Estate Management & Development - 3.6%
  252,200     Brookfield Properties Corp                    $  9,919,026
                                                            ------------
              Residential Real Estate Investment Trusts - 17.7%
   53,000     Apartment Investment & Management Co.         $  2,969,060
  163,000     Archstone-Smith Trust                            9,488,230
   87,500     AvalonBay Communities, Inc.                     11,379,375
   80,000     Camden Property Trust                            5,908,000
  252,000     Equity Residential Property Trust               12,789,000
   29,500     Home Properties, Inc. (b)                        1,748,465
  119,000     United Dominion Realty Trust (b)                 3,783,010
                                                            ------------
                                                            $ 48,065,140
                                                            ------------
              Retail Real Estate Investment Trust - 25.6%
   47,800     Cedar Shopping Centers, Inc.*                 $    760,498
  168,200     Developers Diversifies Realty Corp. (b)         10,588,190
   77,500     Federal Realty Investment Trust                  6,587,500
  137,000     General Growth Properties, Inc.                  7,155,510
  108,000     Kimco Realty Corp.                               4,854,600
   59,700     Kite Realty Group Trust                          1,111,614
   90,000     Regency Centers Corp.                            7,035,300
  212,900     Simon DeBartolo Group, Inc.                     21,564,641
   81,000     Taubman Centers, Inc.                            4,119,660
   67,200     The Macerich Co.                                 5,817,504
                                                            ------------
                                                            $ 69,595,017
                                                            ------------
              Specialized Real Estate Investment Trusts - 12.3%
   85,000     Ashford Hospitality Trust                     $  1,058,250
  143,400     Extra Space Storage, Inc.                        2,618,484
   30,000     Healthcare Realty Trust, Inc. (b)                1,186,200
   23,500     Hospitality Properties Trust                     1,116,955
  415,000     Host Hotels & Resorts, Inc.                     10,188,250
  145,000     Nationwide Health Properties, Inc.               4,381,900
  127,000     Public Storage, Inc.                            12,382,500
   27,600     U-Store-It Trust                                   567,180
                                                            ------------
                                                            $ 33,499,719
                                                            ------------
              Total Real Estate                             $251,813,404
                                                            ------------

The accompanying notes are an integral part of these financial statements.   17

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/06                                   (continued)
--------------------------------------------------------------------------------


     Shares                                                               Value
               Telecommunication Services - 0.6%
               Integrated Telecommunication Services - 0.6%
     40,700    Health Care Property Investors, Inc.*              $   1,498,574
                                                                  -------------
               Total Telecommunication Services                   $   1,498,574
                                                                  -------------
               TOTAL COMMON STOCKS
               (Cost $148,964,175)                                $ 263,052,228
                                                                  =============
               TEMPORARY CASH INVESTMENTS - 13.4%
               Repurchase Agreement - 2.8%
  7,500,000    UBS Warburg, Inc. 4.7%, dated 1/2/07, with a
               repurchase price of $7,500,000 plus accrued
               interest on 1/2/07 collateralized by $7,537,000
               U.S. Treasury Note, 4.875%, 10/31/08               $   7,500,000
                                                                  -------------
     Shares    Securities Lending Collateral - 10.6%
 28,943,505    Securities Lending Investment Fund, 5.26%          $  28,943,505
                                                                  -------------
               TOTAL TEMPORARY CASH INVESTMENTS
               (Cost $36,443,505)                                 $  36,443,505
                                                                  -------------
               TOTAL INVESTMENT IN SECURITIES - 110.0%
               (Cost $185,407,680) (a)                            $ 299,495,733
                                                                  -------------
               OTHER ASSETS AND LIABILITIES - (10.0)%             $ (27,320,874)
                                                                  -------------
               TOTAL NET ASSETS - 100.0%                          $ 272,174,859
                                                                  =============

*    Non-income producing security.

(a) At December 31, 2006, the net unrealized gain on investments based on cost for federal income tax purposes of $186,110,803 was as follows:



    Aggregate gross unrealized gain for all investments in which
    there is an excess of value over tax cost.                       $113,465,331
    Aggregate gross unrealized loss for all investments in which
    there is an excess of tax cost over value.                            (80,401)
                                                                     ------------
    Net unrealized gain                                              $113,384,930
                                                                     ============

18   The accompanying notes are an integral part of these financial statements.

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

(b)  At December 31, 2006, the following securities were out on loan:


      Shares     Security                                      Value
      50,292     Corporate Office Properties             $ 2,538,237
     120,700     Developers Diversifies Realty Corp.       7,598,065
      96,030     Equity Office Properties Trust            4,625,765
      26,100     Healthcare Realty Trust, Inc.             1,031,994
      41,499     Hilton Hotels Corp.                       1,448,315
      29,205     Home Properties, Inc.                     1,730,981
     167,310     Liberty Property Trust                    8,221,613
      31,045     United Dominion Realty Trust                986,921
                                                         -----------
                 Total                                   $28,181,891
                                                         ===========

Purchases and sales of securities (excluding temporary cash investments) for the period ended December 31, 2006 aggregated 62,903,439 and 43,923,114 respectively.


The accompanying notes are an integral part of these financial statements.   19

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 12/31/06
--------------------------------------------------------------------------------


ASSETS:
  Investment in securities (including securities loaned of
    $28,181,891) (cost $185,407,680)                          $299,495,733
  Receivables -
    Investment securities sold                                     371,123
    Fund shares sold                                               636,793
    Dividends, interest and foreign taxes withheld               1,704,643
  Other                                                             15,120
                                                              ------------
     Total assets                                             $302,223,412
                                                              ------------
LIABILITIES:
  Payables -
    Investment securities purchased                           $    549,439
    Fund shares repurchased                                        195,967
    Upon return of securities loaned                            28,943,505
  Due to bank                                                      171,607
  Due to affiliates                                                123,007
  Accrued expenses                                                  65,028
                                                              ------------
     Total liabilities                                        $ 30,048,553
                                                              ------------
NET ASSETS:
  Paid-in capital                                             $156,468,967
  Undistributed net investment income                              662,296
  Accumulated net realized gain on investments                     955,543
  Net unrealized gain on investments                           114,088,053
                                                              ------------
     Total net assets                                         $272,174,859
                                                              ============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $163,087,724/4,931,741 shares)            $      33.07
                                                              ============
  Class B (based on $35,441,982/1,082,540 shares)             $      32.74
                                                              ============
  Class C (based on $27,208,922/829,602 shares)               $      32.80
                                                              ============
  Class Y (based on $46,436,231/1,405,669 shares)             $      33.03
                                                              ============
MAXIMUM OFFERING PRICE:
  Class A ($33.07 [divided by] 94.25%)                        $      35.09
                                                              ============


20   The accompanying notes are an integral part of these financial statements.

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended 12/31/06


INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $25,056)     $4,943,511
  Interest                                                    280,506
  Income from securities loaned, net                           30,152
                                                           ----------
     Total investment income                                                $ 5,254,169
                                                                            -----------
EXPENSES:
  Management fees                                          $1,786,723
  Transfer agent fees and expenses
    Class A                                                   342,991
    Class B                                                   140,033
    Class C                                                    84,656
    Class Y                                                       634
  Distribution fees
    Class A                                                   334,162
    Class B                                                   310,432
    Class C                                                   224,293
  Administrative reimbursements                                48,127
  Custodian fees                                               23,835
  Registration fees                                             5,792
  Professional fees                                            23,730
  Printing expense                                             16,739
  Fees and expenses of nonaffiliated trustees                   4,924
  Miscellaneous                                                17,889
                                                           ----------
     Total expenses                                                         $ 3,364,960
     Less fees paid indirectly                                                  (13,863)
                                                                            -----------
     Net expenses                                                           $ 3,351,097
                                                                            -----------
       Net investment income                                                $ 1,903,072
                                                                            -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                                          $15,089,781
  Change in net unrealized gain on investments                               50,495,057
                                                                            -----------
    Net gain on investments                                                 $65,584,838
                                                                            -----------
    Net increase in net assets resulting from operations                    $67,487,910
                                                                            ===========


The accompanying notes are an integral part of these financial statements.   21

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Years Ended 12/31/06 and 12/31/05


                                                           Year Ended       Year Ended
                                                            12/31/06         12/31/05
FROM OPERATIONS:
Net investment income                                    $   1,903,072    $   1,537,954
Net realized gain on investments                            15,089,781       12,370,248
Change in net unrealized gain on investments                50,495,057       10,168,193
                                                         -------------    -------------
    Net increase in net assets resulting from
     operations                                          $  67,487,910    $  24,076,395
                                                         -------------    -------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.28 and $0.24 per share, respectively)    $  (1,258,729)   $    (975,314)
    Class B ($0.01 and $0.05 per share, respectively)           (5,469)         (63,873)
    Class C ($0.02 and $0.07 per share, respectively)          (14,555)         (55,449)
    Class Y ($0.42 and $0.34 per share, respectively)         (512,542)        (221,077)
Net realized gain:
    Class A ($1.68 and $1.84 per share, respectively)    $  (7,867,736)   $  (7,449,006)
    Class B ($1.68 and $1.84 per share, respectively)       (1,751,645)      (2,041,497)
    Class C ($1.68 and $1.84 per share, respectively)       (1,326,725)      (1,370,463)
    Class Y ($1.68 and $1.84 per share, respectively)       (2,116,186)      (1,643,093)
Tax return of capital:
    Class A ($0.00 and $0.14 per share, respectively)                -         (563,975)
    Class B ($0.00 and $0.09 per share, respectively)                -         (112,846)
    Class C ($0.00 and $0.10 per share, respectively)                -          (75,822)
    Class Y ($0.00 and $0.16 per share, respectively)                -         (106,067)
                                                         -------------    -------------
     Total distributions to shareowners                  $ (14,853,587)   $ (14,678,482)
                                                         -------------    -------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                         $  78,862,717    $  88,328,211
Reinvestment of distributions                               13,544,137       13,169,180
Cost of shares repurchased                                 (59,390,077)     (88,250,156)
                                                         -------------    -------------
    Net increase in net assets resulting from
     Fund share transactions                             $  33,016,777    $  13,247,235
                                                         -------------    -------------
    Net increase in net assets                           $  85,651,100    $  22,645,148
NET ASSETS:
Beginning of year                                          186,523,759      163,878,611
                                                         -------------    -------------
End of year                                              $ 272,174,859    $ 186,523,759
                                                         =============    =============
Undistributed net investment income                      $     662,296    $     391,750
                                                         =============    =============


22   The accompanying notes are an integral part of these financial statements.

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                  '06 Shares        '06 Amount         '05 Shares        '05 Amount
CLASS A
Shares sold                        1,601,496        $48,330,568         1,869,739        $ 46,078,540
Reinvestment of distributions        260,538          8,359,232           315,973           8,167,334
Less shares repurchased           (1,190,855)       (35,412,699)       (1,766,214)        (44,031,328)
                                  ----------        -----------        ----------        ------------
    Net increase                     671,179        $21,277,101           419,498        $ 10,214,546
                                  ==========        ===========        ==========        ============
CLASS B
Shares sold                          346,132        $10,451,504           643,409        $ 15,526,329
Reinvestment of distributions         49,915          1,595,644            76,949           1,972,638
Less shares repurchased             (483,202)       (14,023,947)       (1,188,498)        (28,932,188)
                                  ----------        -----------        ----------        ------------
    Net decrease                     (87,155)       $(1,976,799)         (468,140)       $(11,433,221)
                                  ==========        ===========        ==========        ============
CLASS C
Shares sold                          253,560        $ 7,680,650           391,180        $  9,450,159
Reinvestment of distributions         36,096          1,157,458            48,255           1,240,675
Less shares repurchased             (232,129)        (6,760,083)         (516,443)        (12,730,754)
                                  ----------        -----------        ----------        ------------
    Net increase (decrease)           57,527        $ 2,078,025           (77,008)       $ (2,039,920)
                                  ==========        ===========        ==========        ============
CLASS Y
Shares sold                          410,449        $12,399,995           682,351        $ 17,273,183
Reinvestment of distributions         76,044          2,431,803            68,990           1,788,533
Less shares repurchased             (105,997)        (3,193,348)         (100,628)         (2,555,886)
                                  ----------        -----------        ----------        ------------
    Net increase                     380,496        $11,638,450           650,713        $ 16,505,830
                                  ==========        ===========        ==========        ============

The accompanying notes are an integral part of these financial statements.   23

Pioneer Real Estate Shares
---------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------------------------
                                                               Year Ended   Year Ended    Year Ended    Year Ended   Year Ended
                                                                12/31/06     12/31/05    12/31/04 (a)    12/31/03     12/31/02

CLASS A
Net asset value, beginning of period                            $  25.87     $  24.52      $ 19.55       $ 15.30      $ 15.38
                                                                --------     --------      -------       -------      -------
Increase from investment operations:
 Net investment income                                          $   0.28     $   0.28      $  0.39       $  0.65      $  0.57
 Net realized and unrealized gain on investments                    8.88         3.29         6.31          4.33         0.00(b)
                                                                --------     --------      -------       -------      -------
  Net increase from investment operations                       $   9.16     $   3.57      $  6.70       $  4.98      $  0.57
Distributions to shareowners:
 Net investment income                                             (0.28)       (0.24)       (0.40)        (0.73)       (0.65)
 Net realized gain                                                 (1.68)       (1.84)       (1.33)            -            -
 Tax return of capital                                                 -        (0.14)           -             -            -
                                                                --------     --------      -------       -------      -------
Net increase (decrease) in net asset value                      $   7.20     $   1.35      $  4.97       $  4.25      $ (0.08)
                                                                --------     --------      -------       -------      -------
Net asset value, end of period                                  $  33.07     $  25.87      $ 24.52       $ 19.55      $ 15.30
                                                                ========     ========      =======       =======      =======
Total return*                                                      35.79%       14.79%       35.26%        33.27%        3.58%
Ratio of net expenses to average net assets+                        1.37%        1.50%        1.56%         1.68%        1.67%
Ratio of net investment income to average net assets+               0.98%        1.14%        1.85%         3.81%        3.70%
Portfolio turnover rate                                               20%          24%          34%           36%          39%
Net assets, end of period (in thousands)                        $163,088     $110,217      $94,198       $61,455      $44,904
Ratios with reductions for fees paid indirectly:
 Net expenses                                                       1.37%        1.50%        1.56%         1.68%        1.67%
 Net investment income                                              0.98%        1.14%        1.85%         3.81%        3.70%
Ratios with waiver of management fees and reduction for fees paid indirectly:
 Net expenses                                                       1.36%        1.50%        1.56%         1.68%        1.67%
 Net investment income                                              0.99%        1.14%        1.85%         3.81%        3.70%

(a) Effective 5/31/04 AEW Management and Advisors, L.P. became sub-advisor to the Fund.
(b)  Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratio with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.
24

Pioneer Real Estate Shares
---------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------------------------
                                                                 Year Ended     Year Ended
                                                                  12/31/06       12/31/05
CLASS B
Net asset value, beginning of period                             $  25.64        $ 24.32
                                                                 --------        -------
Increase from investment operations:
 Net investment income                                           $   0.01        $  0.06
 Net realized and unrealized gain on investments                     8.78           3.24
                                                                 --------        -------
  Net increase from investment operations                        $   8.79        $  3.30
Distributions to shareowners:
 Net investment income                                              (0.01)         (0.05)
 Net realized gain                                                  (1.68)         (1.84)
 Tax return of capital                                                  -          (0.09)
                                                                 --------        -------
Net increase (decrease) in net asset value                       $   7.10        $  1.32
                                                                 --------        -------
Net asset value, end of period                                   $  32.74        $ 25.64
                                                                 ========        =======
Total return*                                                       34.51%         13.72%
Ratio of net expenses to average net assets+                         2.31%          2.42%
Ratio of net investment income to average net assets+                0.00%(b)       0.14%
Portfolio turnover rate                                                20%            24%
Net assets, end of period (in thousands)                         $ 35,442        $29,992
Ratios with reduction for fees paid indirectly:
 Net expenses                                                        2.31%          2.42%
 Net investment income                                               0.00%(b)       0.14%
Ratios with waiver of management fees and reduction for fees paid indirectly:
 Net expenses                                                        2.30%          2.42%
 Net investment income                                               0.01%          0.14%

Pioneer Real Estate Shares
---------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------------------------
                                                                Year Ended    Year Ended   Year Ended
                                                               12/31/04 (a)    12/31/03     12/31/02
CLASS B
Net asset value, beginning of period                             $ 19.40       $ 15.17      $ 15.25
                                                                 -------       -------      -------
Increase from investment operations:
 Net investment income                                           $  0.19       $  0.51      $  0.43
 Net realized and unrealized gain on investments                    6.28          4.30         0.02
                                                                 -------       -------      -------
  Net increase from investment operations                        $  6.47       $  4.81      $  0.45
Distributions to shareowners:
 Net investment income                                             (0.22)        (0.58)       (0.53)
 Net realized gain                                                 (1.33)            -            -
 Tax return of capital                                                 -             -            -
                                                                 -------       -------      -------
Net increase (decrease) in net asset value                       $  4.92       $  4.23      $ (0.08)
                                                                 -------       -------      -------
Net asset value, end of period                                   $ 24.32       $ 19.40      $ 15.17
                                                                 =======       =======      =======
Total return*                                                      34.20%        32.30%        2.84%
Ratio of net expenses to average net assets+                        2.37%         2.50%        2.40%
Ratio of net investment income to average net assets+               0.96%         2.98%        2.90%
Portfolio turnover rate                                               34%           36%          39%
Net assets, end of period (in thousands)                         $39,833       $37,325      $28,121
Ratios with reduction for fees paid indirectly:
 Net expenses                                                       2.37%         2.50%        2.40%
 Net investment income                                              0.96%         2.98%        2.90%
Ratios with waiver of management fees and reduction for fees paid indirectly:
 Net expenses                                                       2.37%         2.50%        2.40%
 Net investment income                                              0.96%         2.98%        2.90%

(a) Effective 5/31/04 AEW Management and Advisors, L.P. became sub-advisor to the Fund.
(b)  Amount rounds to less than 0.01% per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratio with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.


Pioneer Real Estate Shares
---------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------------------------
                                                               Year Ended  Year Ended    Year Ended    Year Ended   Year Ended
                                                                12/31/06    12/31/05    12/31/04 (a)    12/31/03     12/31/02
CLASS C
Net asset value, beginning of period                            $ 25.68     $ 24.35       $ 19.42       $ 15.20      $ 15.28
                                                                -------     -------       -------       -------      -------
Increase from investment operations:
 Net investment income                                          $  0.02     $  0.08       $  0.20       $  0.52      $  0.44
 Net realized and unrealized gain on investments                   8.80        3.26          6.29          4.31         0.00(b)
                                                                -------     -------       -------       -------      -------
  Net increase from investment operations                       $  8.82     $  3.34       $  6.49       $  4.83      $  0.44
Distributions to shareowners:
 Net investment income                                            (0.02)      (0.07)        (0.23)        (0.61)       (0.52)
 Net realized gain                                                (1.68)      (1.84)        (1.33)            -            -
 Tax return of capital                                                -       (0.10)            -             -            -
                                                                -------     -------       -------       -------      -------
Net increase (decrease) in net asset value                      $  7.12     $  1.33       $  4.93       $  4.22      $ (0.08)
                                                                -------     -------       -------       -------      -------
Net asset value, end of period                                  $ 32.80     $ 25.68       $ 24.35       $ 19.42      $ 15.20
                                                                =======     =======       =======       =======      =======
Total return*                                                     34.60%      13.85%        34.27%        32.35%        2.79%
Ratio of net expenses to average net assets+                       2.24%       2.32%         2.34%         2.39%        2.46%
Ratio of net investment income to average net assets+              0.10%       0.27%         1.02%         3.20%        2.95%
Portfolio turnover rate                                              20%         24%           34%           36%          39%
Net assets, end of period (in thousands)                        $27,209     $19,824       $20,675       $14,686      $ 7,429
Ratios with reduction for fees paid indirectly:
 Net expenses                                                      2.24%       2.32%         2.34%         2.39%        2.46%
 Net investment income                                             0.10%       0.27%         1.02%         3.20%        2.95%
Ratios with waiver of management fees and reduction for fees paid indirectly:
 Net expenses                                                      2.23%       2.32%         2.34%         2.39%        2.46%
 Net investment income                                             0.11%       0.27%         1.02%         3.20%        2.95%

(a) Effective 5/31/04 AEW Management and Advisors, L.P. became sub-advisor to the Fund.
(b)  Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratio with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.
26

Pioneer Real Estate Shares
---------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------------------------
                                                               Year Ended  Year Ended    Year Ended    Year Ended   Year Ended
                                                                12/31/06    12/31/05    12/31/04 (a)    12/31/03     12/31/02
CLASS Y
Net asset value, beginning of period                            $ 25.84     $ 24.49       $ 19.53       $ 15.27      $ 15.35
                                                                -------     -------       -------       -------      -------
Increase from investment operations:
 Net investment income                                          $  0.42     $  0.35       $  0.50       $  0.76      $  0.66
 Net realized and unrealized gain on investments                   8.87        3.34          6.31          4.33         0.00(b)
                                                                -------     -------       -------       -------      -------
  Net increase from investment operations                       $  9.29     $  3.69       $  6.81       $  5.09      $  0.66
Distributions to shareowners:
 Net investment income                                            (0.42)      (0.34)        (0.52)        (0.83)       (0.74)
 Net realized gain                                                (1.68)      (1.84)        (1.33)            -            -
 Tax return of capital                                                -       (0.16)            -             -            -
                                                                -------     -------       -------       -------      -------
Net increase (decrease) in net asset value                      $  7.19     $  1.35       $  4.96       $  4.26      $ (0.08)
                                                                -------     -------       -------       -------      -------
Net asset value, end of period                                  $ 33.03     $ 25.84       $ 24.49       $ 19.53      $ 15.27
                                                                =======     =======       =======       =======      =======
Total return*                                                     36.43%      15.36%        35.97%        34.16%        4.21%
Ratio of net expenses to average net assets+                       0.87%       1.00%         1.01%         1.05%        1.10%
Ratio of net investment income to average net assets+              1.54%       1.84%         2.47%         4.47%        4.39%
Portfolio turnover rate                                              20%         24%           34%           36%          39%
Net assets, end of period (in thousands)                        $46,436     $26,490       $ 9,172       $ 4,984      $ 3,671
Ratios with reduction for fees paid indirectly:
 Net expenses                                                      0.87%       1.00%         1.01%         1.05%        1.10%
 Net investment income                                             1.54%       1.84%         2.47%         4.47%        4.39%
Ratios with waiver of management fees and reduction for fees paid indirectly:
 Net expenses                                                      0.87%       1.00%         1.01%         1.05%        1.10%
 Net investment income                                             1.54%       1.84%         2.47%         4.47%        4.39%

(a) Effective 5/31/04 AEW Management and Advisors, L.P. became sub-advisor to the Fund.
(b)  Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at each end of each period.
+    Ratio with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/06
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies
Pioneer Real Estate Shares (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek long-term growth of capital. Current income is a secondary objective.

The Fund offers four classes of shares - Class A, Class B, Class C, and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareowners, respectively. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting year. Actual results could differ from those estimates.

Information regarding the Fund's principal risks is contained in the Fund's prospectus. Please refer to those documents when considering the Fund's risks. Because the Fund may invest a substantial portion of its assets in Real Estate Investment Trusts (REITs), the Fund may be subject to certain risks associated with direct investments in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults of their borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code or its failure to maintain exemption from registration under the Investment Company Act of 1940.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

consistent with those policies generally accepted in the investment company industry.

A.   Security Valuation

     Security transactions are recorded on trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund also may use the fair value of a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At December 31, 2006 there were no securities fair valued. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income is recorded on the accrual basis. Temporary cash investments are valued at amortized cost.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.


B.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/06                             (continued)
--------------------------------------------------------------------------------

     federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist. A portion of the dividend income recorded by the Fund is from distributions by publicly traded REITs, and such distributions for tax purposes may also consist of capital gains and return of capital. The actual return of capital and capital gains portions of such distributions will be determined by formal notifications from the REITs subsequent to the calendar year-end. Distributions received from the REITs that are determined to be a return of capital, are recorded by the Fund as a reduction of the cost basis of the securities held.

     The Fund has reclassified $158,769 to increase undistributed net investment income, $196,957 to decrease accumulated net realized gain on investments and $38,188 to increase paid in capital to reflect permanent book/tax differences. The reclassification has no impact on the net asset value of the Fund and is designed to present the Fund's capital accounts on a tax basis.

     The tax character of distributions paid during the years ended December 31, 2006 and 2005 were as follows:

--------------------------------------------------------------------------------
                                  2006            2005
--------------------------------------------------------------------------------
  Distributions paid from:
  Ordinary income*             $ 1,791,295     $ 1,758,621
  Long-term capital gain        13,062,292      12,061,151
                               -----------     -----------
                                14,853,587      13,819,772
  Return of capital                      -         858,710
                               -----------     -----------
      Total                    $14,853,587     $14,678,482
                               ===========     ===========
--------------------------------------------------------------------------------

* Included in the Fund's distributions from 2006 ordinary income is $340,994 in excess of investment company taxable income, which, in accordance with applicable U.S. tax law, is taxable to shareowners as ordinary income distributions.

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     The following shows the components of distributable earnings on a federal income tax basis at December 31, 2006.

--------------------------------------------------------------------------------
                                          2006
--------------------------------------------------------------------------------
  Undistributed long-term gain      $  1,658,666
  Undistributed Ordinary Income          662,296
  Unrealized appreciation            113,384,930
                                    ------------
    Total                           $115,705,892
                                    ============
--------------------------------------------------------------------------------

     The difference between book basis and tax-basis unrealized appre ciation is attributable to the tax deferral of losses on wash sales.

     The Fund has designated $13,403,286 as a capital gain dividend for purposes of the dividend paid deduction.


C.   Fund Shares

     The Fund records sales and repurchases of its shares on trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano). PFD earned $53,843 in underwriting commissions on the sale of Class A shares during the year ended December 31, 2006.


D.   Class Allocations

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively. Class Y shares are not subject to a distribution plan (see
     Note 4). Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to all classes of shares based on their respective percentage of adjusted net assets at the beginning of the day.

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/06                             (continued)
--------------------------------------------------------------------------------

     in the same amount, except that Class A, Class B, Class C and Class Y can bear different transfer agent and distribution fees.


E.   Securities Lending

     The Fund lends securities in its Portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreements to recover the securities from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is sponsored by Brown Brothers Harriman & Co., the Fund's custodian.


F.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.


2.   Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.80% of the Fund's average daily net assets. PIM pays a portion of the fee it receives from the Fund to AEW Management and Advisors LP as compensation for sub-advisory services to the Fund.

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At December 31, 2006, $18,335 was payable to PIM related to management fees, administrative costs and certain other services and is included in due to affiliates.


3.   Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $96,198 in transfer agent fees payable to PIMSS at December 31, 2006.


4.   Distribution Plans

The Fund adopted a Plan of Distribution with respect to Class A, Class B and Class C shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $8,474 in distribution fees payable to PFD at December 31, 2006.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.0%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSC are paid to PFD. For the year ended December 31, 2006, CDSCs in the amount of $44,138 were paid to PFD.

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/06                             (continued)
--------------------------------------------------------------------------------

5.   Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the year ended December 31, 2006, the Fund's expenses were not reduced by $13,863 under such arrangements.


6.   Line of Credit Facility

The Fund along with certain other funds in the Pioneer Family of Funds (the Funds) collectively participate in a $200 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $200 million or the limits set by its prospectus for borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the year ended December 31, 2006, the Fund had no borrowings under this agreement.


7.   New Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund's (series', trust's) tax returns to determine whether the tax positions have a "more-likely-than-not" probability of being sustained by the applicable tax authority. Tax positions deemed to not meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the year in which they are realized. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of no later than June 29, 2007. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not been determined.

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and Shareowners of Pioneer Real Estate Shares:
We have audited the accompanying statement of assets and liabilities of Pioneer Real Estate Shares (the "Fund"), including the schedule of investments, as of December 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Real Estate Shares at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                                        /s/ Ernst & Young LLP

Boston, Massachusetts
February 21, 2007

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees"), voting separately, annually approve the Fund's management contract (the "Management Contract") between the Fund and Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"). The Investment Adviser has retained AEW Management and Advisors, L.P. (the "Sub-adviser") to act as sub-adviser to the Fund pursuant to a sub-advisory agreement between the Investment Adviser and the Sub-adviser (the "Sub-advisory Agreement"). The Trustees have determined that the terms of the Management Contract and the Sub-advisory Agreement are fair and reasonable and that renewal of these contracts: (i) will enable the Fund to receive quality investment advisory services at a fee deemed reasonable; and
(ii) is in the best interests of the Fund and its shareowners. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session, separately from the Interested Trustees of the Fund and any officer of the Investment Adviser, or its affiliates. While the Trustees, including the Interested Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund and/or officers of the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract and Sub-advisory Agreement, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract and Sub-advisory Agreement, and also relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included information on (i) the investment performance of the Fund, a peer group of funds as classified by Morningstar, Inc., an independent evaluation service ("Morningstar") and an index considered appropriate by the Independent Trustees for this purpose, (ii) sales and

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                  (continued)
--------------------------------------------------------------------------------

redemption activity in respect of the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers,
(vii) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates, and (ix) the investment and compliance staffs and operations of the Sub-adviser.

Specifically, in connection with the Independent Trustees' review of the Management Contract and the Sub-advisory Agreement, the Independent Trustees requested, and the Investment Adviser provided, additional information in order to evaluate the quality of the Investment Adviser's and Sub-adviser's services and the reasonableness of the fees under the Management Contract and the Sub-advisory Agreement. Among other items, this information included data or analyses of (1) investment performance for one, three, five and ten year periods for the Fund and a peer group of funds selected on the basis of criteria considered appropriate by the Independent Trustees for this purpose, (2) management and other fees incurred by a peer group of funds selected on the basis of criteria considered appropriate by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser and the Sub-adviser, (4) expense ratios for the Fund and a peer group of funds selected on the basis of criteria considered appropriate by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser and the Sub-adviser, (6) the Investment Adviser's and the Sub-adviser's financial results and condition, including, in the case of the Investment Adviser, its and certain of its affiliates' profitability in providing services to the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid by the Funds to third parties. The Trustees also reviewed information regarding the potential for each of the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations

Pioneer Real Estate Shares
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

for the Fund and certain of the Fund's expenses that are incurred on a basis other than as a percentage of net assets.

The following summarizes factors considered by the Trustees in connection with reviewing the information described above and their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareowners. The Trustees considered the benefits to shareowners of investing in a Fund that is part of a large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareowner services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser and the Sub-Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objectives and regulatory requirements. The Trustees also reviewed the Fund's absolute investment performance based upon total return, as well as the Fund's performance relative to the performance of both a peer group considered appropriate by the Independent Trustees for this purpose and the Wilshire Real Estate Securities Index. The Fund's performance, based upon total return, was in the second quintile of its Morningstar category peer group for the 12 months ended June 30, 2006, the second quintile of the peer group for the three years ended June 30, 2006, the third quintile for the five years ended June 30, 2006 and the fourth quintile for the ten years ended June 30, 2006. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees also considered the yield of the Fund, before deduction of expenses, compared to the yield of the index. The Trustees also considered the activities of the Investment Adviser in monitoring the investment and compliance operations of the Sub-adviser. The Trustees, focusing on performance since the appointment of the Sub-adviser in May 2004, concluded that the performance of the Fund was good.

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                  (continued)
--------------------------------------------------------------------------------

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser and Sub-Adviser responsible for investment operations. Among other things, the Trustees considered the size, education and experience of the Sub-adviser's investment staff. The Trustees concluded that the Investment Adviser and the Sub-adviser have the quality and depth of personnel and the well-developed methods essential to perform their duties under the Management Contract and the Sub-advisory Agreement.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality and extent of other services provided to shareowners of the Fund, including administrative and shareowner services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser or its affiliates under other contracts, as well as the Investment Adviser's supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality and extent of such services are satisfactory and reliable and serve the shareowners of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by its Morningstar category peer group. The Fund's management fee for the 12 months ended June 30, 2006 was in the second quintile relative to the management fees paid by the other funds in that peer group for the comparable period. The Trustees also evaluated the fee under the Sub-advisory Agreement and the portion of the fee under the Management Contract retained by the Investment Adviser and determined that they were consistent with other sub-advised funds. The Trustees also considered the Fund's expense ratio for the 12 months ended June 30, 2006 and expense ratios for the comparable period of the peer group of funds selected on the basis of

Pioneer Real Estate Shares
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     criteria considered appropriate by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC, an independent third party. The Trustees found the Fund's expense ratio for the 12 months ended June 30, 2006 to be in the third quintile, according to data for the applicable peer group for the most recent fiscal year.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund, as well as the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited industry data available. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. Because the management fee would remain in the second quintile even with significant growth of the assets under management, the Trustees concluded that, because of breakpoints at future assets levels, any perceived or potential economies of scale would be shared between Fund's shareowners and the investment Adviser in a reasonable manner as the Fund grows in size.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareowner services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect of the Pioneer Funds (including the Fund), and benefits to the Investment Adviser from the use of "soft" commission dollars to pay for

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                  (continued)
--------------------------------------------------------------------------------

    research services. The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. In light of the Investment Adviser's and Sub-adviser's overall performance, the Trustees considered it appropriate to continue to retain the management services of the Investment Adviser and the Sub-adviser. Based on their review of the overall nature and quality of services provided by the Investment Adviser and the Sub-adviser, and the fees charged by other funds in the Fund's relevant peer group, and taking into account all material factors deemed relevant by the Trustees as well as the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund and the Sub-advisory Agreement, including the fees payable thereunder, were fair and reasonable and that their renewal was in the best interests of the Fund and its shareowners. Accordingly, the Trustees voted to approve the continuation of the Management Contract and the Sub-advisory Agreement for another year.

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.

Subadviser
AEW Capital Management, L.P.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Trustees and Officers
The fund's Board of Trustees provides broad supervision over the fund's affairs. The officers of the fund are responsible for the fund's operations. The fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the fund are referred to as Independent Trustees. Each of the Trustees (except Mr. West) serves as a Trustee of each of the 87 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). Mr. West serves as Trustee of 38 of the 87 Pioneer Funds. The address for all Interested Trustees and all officers of the fund is 60 State Street, Boston, Massachusetts 02109.

The Fund's statement of additional information provides more detailed information regarding the Fund's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com and on the SEC's web site at http://www.sec.gov.

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------

                           Positions Held       Term of Office and
Name and Age               With the Fund        Length of Service
John F. Cogan, Jr. (80)*   Chairman of the      Trustee since 1995.
                           Board, Trustee and   Serves until a
                           President            successor trustee
                                                is elected or earlier
                                                retirement or removal.
* Mr. Cogan and Mr. Hood are Interested Trustees because each is an
-------------------------------------------------------------------------
officer or director of the fund's investment adviser and certain of its
-------------------------------------------------------------------------
affiliates.
---------------------------

                                                                                         Other Directorships Held
Name and Age               Principal Occupation During Past Five Years                   by this Trustee
John F. Cogan, Jr. (80)*   Deputy Chairman and a Director of Pioneer Global Asset        Director of ICI Mutual
                           Management S.p.A. ("PGAM"); Non-Executive Chairman            Insurance Company
                           and a Director of Pioneer Investment Management USA
                           Inc. ("PIM-USA"); Chairman and a Director of Pioneer;
                           Chairman and Director of Pioneer Institutional Asset
                           Management, Inc. (since 2006); Director of Pioneer
                           Alternative Investment Management Limited (Dublin);
                           President and a Director of Pioneer Alternative Investment
                           Management (Bermuda) Limited and affiliated funds;
                           Director of PIOGLOBAL Real Estate Investment Fund
                           (Russia) (until June 2006); Director of Nano-C, Inc. (since
                           2003); Director of Cole Investment Corporation (since
                           2004); Director of Fiduciary Counseling, Inc.; President and
                           Director of Pioneer Funds Distributor, Inc. ("PFD") (until
                           May 2006); President of all of the Pioneer Funds; and Of
                           Counsel, Wilmer Cutler Pickering Hale and Dorr LLP
                           (counsel to PIM-USA and the Pioneer Funds)

Pioneer Real Estate Shares
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------

                        Positions Held   Term of Office and
Name and Age            With the Fund    Length of Service
Osbert M. Hood (54)*+   Executive Vice   Since 2003. Serves
                        President        at the discretion of
                                         the Board
+ Mr. Hood resigned as Trustee and EVP effective January 9, 2007
-----------------------------------------------------------------------------------------------------------------



Pioneer Real Estate Shares
                                                                                       Other Directorships Held
Name and Age            Principal Occupation During Past Five Years                    by this Trustee
Osbert M. Hood (54)*+   President and Chief Executive Officer, PIM-USA since           Trustee of certain
                        May 2003 (Director since January 2001; Executive Vice          Pioneer Funds
                        President and Chief Operating Officer from November
                        2000 - May 2003); Director of PGAM since June 2003;
                        President and Director of Pioneer since May 2003;
                        President and Director of Pioneer Institutional Asset
                        Management, Inc. since February 2006; Chairman and
                        Director of Pioneer Investment Management Shareholder
                        Services, Inc. ("PIMSS") since May 2003; Director of PFD
                        since May 2006; Director of Oak Ridge Investments, LLC
                        (a registered investment adviser in which PIM USA owns
                        a minority interest) since January 2005; Director of
                        Vanderbilt Capital Advisors, LLC (an institutional investment adviser wholly-owned by PIM USA) since June 2006; and
                        Executive Vice President of all of the Pioneer Funds since
                        June 2003
+ Mr. Hood resigned as Trustee and EVP effective January 9, 2007
------------------------------------------------------------------------------------------------------------------

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

                               Positions Held   Term of Office and
Name, Age and Address          With the Fund    Length of Service
David R. Bock (63)             Trustee          Trustee since 2005.
3050 K Street NW,                               Serves until a
Washington, DC 20007                            successor trustee
                                                is elected or earlier
                                                retirement or removal.
--------------------------------------------------------------------------------
Mary K. Bush (58)              Trustee          Trustee since 1997.
3509 Woodbine Street                            Serves until a
Chevy Chase, MD 20815                           successor trustee
                                                is elected or earlier
                                                retirement or removal.
--------------------------------------------------------------------------------
Margaret B.W. Graham (59)      Trustee          Trustee since 1995.
1001 Sherbrooke Street West,                    Serves until a
Montreal, Quebec, Canada                        successor trustee
H3A1G5                                          is elected or earlier
                                                retirement or removal.
--------------------------------------------------------------------------------


                                                                                                 Other Directorships Held
Name, Age and Address          Principal Occupation During Past Five Years                       by this Trustee
David R. Bock (63)             Senior Vice President and Chief Financial Officer, I-trax, Inc.   Director of The Enterprise
3050 K Street NW,              (publicly traded health care services company) (2001 -            Social Investment
Washington, DC 20007           present); Managing Partner, Federal City Capital Advisors         Company (privately-held
                               (boutique merchant bank)(2002 to 2004); and Executive             affordable housing
                               Vice President and Chief Financial Officer, Pedestal Inc.         finance company); and
                               (internet-based mortgage trading company) (2000 - 2002)           Director of New York
                                                                                                 Mortgage Trust (publicly
                                                                                                 traded mortgage REIT)
---------------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (58)              President, Bush International (international financial            Director of Brady
3509 Woodbine Street           advisory firm)                                                    Corporation (industrial
Chevy Chase, MD 20815                                                                            identification and
                                                                                                 specialty coated material
                                                                                                 products manufacturer);
                                                                                                 Director of Briggs &
                                                                                                 Stratton Co. (engine
                                                                                                 manufacturer); Director
                                                                                                 of Mortgage Guaranty
                                                                                                 Insurance Corporation;
                                                                                                 and Director of UAL
                                                                                                 Corporation (airline
                                                                                                 holding company)
-------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (59)      Founding Director, The Winthrop Group, Inc. (consulting           None
1001 Sherbrooke Street West,   firm); and Desautels Faculty of Management, McGill
Montreal, Quebec, Canada       University
H3A1G5
--------------------------------------------------------------------------------------------------------------------------------

Pioneer Real Estate Shares
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                Positions Held  Term of Office and
Name, Age and Address           With the Fund   Length of Service
Thomas J. Perna (56)            Trustee         Trustee since 2006.
89 Robbins Avenue,                              Serves until a
Berkeley Heights, NJ 07922                      successor trustee
                                                is elected or earlier
                                                retirement or removal.
--------------------------------------------------------------------------------
Marguerite A. Piret (58)        Trustee         Trustee since 1995.
200 State Street, 12th Floor,                   Serves until a
Boston, MA 02109                                successor trustee
                                                is elected or earlier
                                                retirement or removal.
--------------------------------------------------------------------------------
Stephen K. West (78)            Trustee         Trustee since 1995.
125 Broad Street,                               Serves until a
New York, NY 10004                              successor trustee
                                                is elected or earlier
                                                retirement or removal.
--------------------------------------------------------------------------------
John Winthrop (70)              Trustee         Trustee since 1995.
One North Adgers Wharf,                         Serves until a
Charleston, SC 29401                            successor trustee
                                                is elected or earlier
                                                retirement or removal.
--------------------------------------------------------------------------------

Pioneer Real Estate Shares
                                                                                          Other Directorships Held
Name, Age and Address           Principal Occupation During Past Five Years               by this Trustee
Thomas J. Perna (56)            Private investor (2004 - present); and Senior Executive   Director of Quadriserv
89 Robbins Avenue,              Vice President, The Bank of New York (financial and       Inc. (technology products
Berkeley Heights, NJ 07922      securities services) (1986 - 2004)                        for securities lending
                                                                                          industry)
--------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (58)        President and Chief Executive Officer, Newbury, Piret &   Director of New America
200 State Street, 12th Floor,   Company, Inc. (investment banking firm)                   High Income Fund, Inc.
Boston, MA 02109                                                                          (closed-end investment
                                                                                          company)
--------------------------------------------------------------------------------------------------------------------------------
Stephen K. West (78)            Senior Counsel, Sullivan & Cromwell (law firm)            Director, The Swiss
125 Broad Street,                                                                         Helvetia Fund, Inc.
New York, NY 10004                                                                        (closed-end investment
                                                                                          company)
--------------------------------------------------------------------------------------------------------------------------------
John Winthrop (70)              President, John Winthrop & Co., Inc. (private             None
One North Adgers Wharf,         investment firm)
Charleston, SC 29401
--------------------------------------------------------------------------------------------------------------------------------


Pioneer Real Estate Shares
--------------------------------------------------------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------------------------------------------------------

                             Positions Held        Term of Office and
Name and Age                 With the Fund         Length of Service
Dorothy E. Bourassa (58)     Secretary             Since 2003. Serves
                                                   at the discretion of
                                                   the Board
--------------------------------------------------------------------------------
Christopher J. Kelley (42)   Assistant Secretary   Since 2003. Serves
                                                   at the discretion of
                                                   the Board
--------------------------------------------------------------------------------
Christopher P. Harvey (45)   Assistant Secretary   Since 2006. Serves
                                                   at the discretion of
                                                   the Board
--------------------------------------------------------------------------------
Vincent Nave (61)            Treasurer             Since 2000. Serves
                                                   at the discretion of
                                                   the Board
--------------------------------------------------------------------------------
Mark E. Bradley (47)         Assistant Treasurer   Since 2004. Serves
                                                   at the discretion of
                                                   the Board
--------------------------------------------------------------------------------
Luis I. Presutti (41)        Assistant Treasurer   Since 2000. Serves
                                                   at the discretion of
                                                   the Board
--------------------------------------------------------------------------------

                                                                                          Other Directorships Held
Name and Age                 Principal Occupation During Past Five Years                  by this Officer
Dorothy E. Bourassa (58)     Secretary of PIM-USA; Senior Vice President - Legal          None
                             of Pioneer; Secretary/Clerk of most of PIM-USA's
                             subsidiaries; and Secretary of all of the Pioneer Funds
                             since September 2003 (Assistant Secretary from
                             November 2000 to September 2003)
--------------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (42)   Vice President and Senior Counsel of Pioneer since           None
                             July 2002; Vice President and Senior Counsel of BISYS
                             Fund Services, Inc. (April 2001 to June 2002); Senior
                             Vice President and Deputy General Counsel of Funds
                             Distributor, Inc. (July 2000 to April 2001), and
                             Assistant Secretary of all of the Pioneer Funds since
                             September 2003
--------------------------------------------------------------------------------------------------------------------------------
Christopher P. Harvey (45)   Partner, Wilmer Cutler Pickering Hale and Dorr LLP; and      None
                             Assistant Secretary of all of the Pioneer Funds since
                             July 2006.
--------------------------------------------------------------------------------------------------------------------------------
Vincent Nave (61)            Vice President - Fund Accounting, Administration and         None
                             Controllership Services of Pioneer; and Treasurer of all
                             of the Pioneer Funds
--------------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (47)         Deputy Treasurer of Pioneer since 2004; Treasurer and        None
                             Senior Vice President, CDC IXIS Asset Management
                             Services from 2002 to 2003; Assistant Treasurer and
                             Vice President, MFS Investment Management from 1997
                             to 2002; and Assistant Treasurer of all of the Pioneer
                             Funds since November 2004
--------------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (41)        Assistant Vice President - Fund Accounting, Administration   None
                             and Controllership Services of Pioneer; and Assistant
                             Treasurer of all of the Pioneer Funds
--------------------------------------------------------------------------------------------------------------------------------

Pioneer Real Estate Shares
                                               Positions Held                          Term of Office and
Name and Age                                   With the Fund                           Length of Service
Gary Sullivan (48)                             Assistant Treasurer                     Since 2002. Serves
                                                                                       at the discretion of
                                                                                       the Board
------------------------------------------------------------------------------------------------------------------------------------
Katherine Kim Sullivan (33)                    Assistant Treasurer                     Since 2003. Serves
                                                                                       at the discretion of
                                                                                       the Board
------------------------------------------------------------------------------------------------------------------------------------
Terrence J. Cullen (45)                        Chief Compliance                        Since 2006. Serves
                                               Officer                                 at the discretion of
                                                                                       the Board
------------------------------------------------------------------------------------------------------------------------------------
The outstanding capital stock of PFD, Pioneer and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A.
("UniCredito Italiano"), one of the largest banking groups in Italy. Pioneer, the fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

Pioneer Real Estate Shares

Name and Age                        Principal Occupation During Past Five Years     Other Directorships Held by this Officer
Gary Sullivan (48)                  Fund Accounting Manager - Fund                  None
                                    Accounting, Administration and
                                    Controllership Services of Pioneer; and
                                    Assistant Treasurer of all of the
                                    Pioneer Funds since May 2002
------------------------------------------------------------------------------------------------------------------------------------
Katherine Kim Sullivan (33)         Fund Administration Manager - Fund              None
                                    Accounting, Administration and
                                    Controllership Services since June 2003;
                                    Assistant Vice President - Mutual Fund
                                    Operations of State Street Corporation
                                    from June 2002 to June 2003 (formerly
                                    Deutsche Bank Asset Management); Pioneer
                                    Fund Accounting, Administration and
                                    Controllership Services (Fund Accounting
                                    Manager from August 1999 to May 2002);
                                    and Assistant Treasurer of all of the
                                    Pioneer Funds since September 2003
------------------------------------------------------------------------------------------------------------------------------------
Terrence J. Cullen (45)             Chief Compliance Officer of Pioneer and         None
                                    all of the Pioneer Funds since March
                                    2006; Vice President and Senior Counsel
                                    of Pioneer since September 2004; and
                                    Senior Vice President and Counsel, State
                                    Street Research & Management Company
                                    (February 1998 to September 2004)
------------------------------------------------------------------------------------------------------------------------------------

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HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

 We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

     Call us for:

     Account Information, including existing accounts,
     new accounts, prospectuses, applications
     and service forms                                          1-800-225-6292

     FactFone(SM) for automated fund yields, prices,
     account information and transactions                       1-800-225-4321

     Retirement plans information                               1-800-622-0176

     Telecommunications Device for the Deaf (TDD)               1-800-225-1997

     Write to us:

     PIMSS, Inc.
     P.O. Box 55014
     Boston, Massachusetts 02205-5014


     Our toll-free fax                                          1-800-225-4240


     Our internet e-mail address            ask.pioneer@pioneerinvestments.com
    (for general questions about Pioneer only)


     Visit our web site:                            www.pioneerinvestments.com


     Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

     The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and the third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Fund, including fees associated with the routine and non routine filings of its Form N-1A, totaled approximately $33,910 in 2006 and $28,865 in 2005.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related and Other Fees
There were no audit-related and other services provided to the Fund during the fiscal years ended December 31, 2006 and 2005.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled $7,515 in 2006 and $6,800 in 2005.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

   Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Fund's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund.

For the years ended December 31, 2006 and 2005, there were no services provided to an affiliate that required the Fund's audit committee pre-approval.


(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.


The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled $7,515 in 2006 and $6,800 in 2005.


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Real Estate Shares


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date March 1, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date March 1, 2007


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date March 1, 2007

* Print the name and title of each signing officer under his or her signature.